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METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CT 06002-2910

May 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account Eleven for Variable Annuities
         File Nos. 333-152265; 811-21262
         (Vintage XTRA, Vintage XTRA-Series II and Portfolio Architect XTRA) Rule 497(j) Certification
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Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information for Vintage XTRA, Vintage XTRA-Series II and Portfolio Architect XTRA, dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 6, 2012.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company